DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of net income (loss) related to the effective portion of hedging instruments
	December 31,
	2014	2013	2012
Cost of revenues of products	$(107)	$339	$(89)
Cost of revenues of services	(413)	148	(90)
Research and development, net	-	717	(285)
Selling and marketing	(166)	297	(106)
General and administrative	(201)	402	(153)

	$(887)	$1,903	$(723)